Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Business Combination Segment Allocation

		2023	2022
Jupiter Wellness	Revenue	$34,788	$14,524
	Cost of Sales	23,965	12,398
	Gross Profit (Loss)	$10,823	$2,126

SRM Entertainment	Revenue	$1,086,888	$707,105
	Cost of Sales	851,066	592,020
	Gross Profit (Loss)	$2,365,822	$115,085

Combined	Revenue	$1,121,676	$721,629
	Cost of Sales	875,031	604,418
	Gross Profit (Loss)	$246,645	$117,211

		2022	2021
Jupiter Wellness	Revenue	$120,627	$183,142
	Cost of Sales	325,169	203,089
	Gross Profit (Loss)	$(204,542)	$(19,947)

SRM Entertainment	Revenue	$6,076,116	$2,693,131
	Cost of Sales	4,845,217	2,137,699
	Gross Profit (Loss)	$1,230,899	$555,432

Combined	Revenue	$6,196,743	$2,876,273
	Cost of Sales	5,170,386	2,340,788
	Gross Profit (Loss)	$1,026,357	$535,485